Victory Pioneer AMT-Free Municipal Fund
(successor to Pioneer AMT-Free Municipal Fund)
Schedule of Investments | September 30, 2025

Schedule of Investments  |  9/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.8%
	Municipal Bonds — 96.5% of Net Assets(a)
	Alabama — 2.9%
14,275,000	County of Jefferson Sewer Revenue, 5.50%, 10/1/53	$ 14,896,676
3,000,000(b)	Energy Southeast A Cooperative District, Series B, 5.25%, 7/1/54	3,289,560
	Total Alabama	$18,186,236

	Arizona — 2.9%
2,100,000	Arizona Industrial Development Authority, 3.00%, 2/1/45	$ 1,596,441
10,000,000	Salt River Project Agricultural Improvement & Power District, Series B, 5.25%, 1/1/53	10,603,300
5,000,000	Salt River Project Agricultural Improvement & Power District, Salt River Project, Series B, 5.00%, 1/1/35	5,849,450
	Total Arizona	$18,049,191

	Arkansas — 1.5%
9,850,000(c)	Fayetteville School District No 1, Arkansas Construction Bonds, 4.00%, 2/1/50 (ST AID WITHHLDG Insured)	$ 9,361,538
	Total Arkansas	$9,361,538

	California — 9.1%
36,350,000(d)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series D, 6/1/55	$ 2,953,801
13,000,000(b)	California Educational Facilities Authority, Series V-5, 5.00%, 3/1/55	15,415,010
1,500,000	California Educational Facilities Authority, Stanford University, 5.00%, 4/1/51	1,766,400
12,900,000	California Health Facilities Financing Authority, Cedars-Sinai Health System, Series A, 3.00%, 8/15/51	9,338,826
145,000,000(d)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	15,625,200
3,000,000	Long Beach Bond Finance Authority, Series A, 5.50%, 11/15/37	3,425,820
1,900,000	M-S-R Energy Authority, Series B, 6.50%, 11/1/39	2,327,595
950,000(c)	Pomona Unified School District, Series A, 6.55%, 8/1/29 (NATL Insured)	1,039,689
5,530,000(c)	Santa Paula Unified School District, Ventura County, California, Series D, 3.00%, 8/1/49	4,200,533
	Total California	$56,092,874

1Victory Pioneer AMT-Free Municipal Fund | 9/30/25

Principal Amount USD ($)		Value
	Colorado — 3.9%
7,040,000	Colorado Health Facilities Authority, Series A, 3.00%, 11/15/51 (BAM-TCRS Insured)	$ 5,177,850
3,500,000	Colorado Health Facilities Authority, Covenant Living Communities And Services, Series A, 5.125%, 12/1/55	3,566,535
11,740,000(c)	Denver City & County School District No 1, Series C, 5.50%, 12/1/46 (ST AID WITHHLDG Insured)	12,984,557
1,000,000	Denver Health & Hospital Authority, Series A, 5.125%, 12/1/50	1,001,790
1,000,000	Denver Health & Hospital Authority, Series A, 6.00%, 12/1/55	1,074,610
	Total Colorado	$23,805,342

	District of Columbia — 1.2%
7,055,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	$ 7,266,862
	Total District of Columbia	$7,266,862

	Florida — 8.8%
5,000,000	Brevard County Health Facilities Authority, Series A, 5.00%, 4/1/52	$ 5,004,000
2,500,000	City of Miami, Miami Forever Infrastructure Programs, Series C, 5.25%, 1/1/49	2,643,925
10,000,000	County of Miami-Dade Water & Sewer System Revenue, Series B, 3.00%, 10/1/49 (BAM-TCRS Insured)	7,717,400
4,525,000	Florida State Board of Governors Florida International University Dormitory Rev, Series A, 3.00%, 7/1/46 (BAM Insured)	3,431,443
8,255,000	Hillsborough County Industrial Development Authority, 3.50%, 8/1/55 (BAM-TCRS Insured)	6,377,813
10,870,000	Orange County Health Facilities Authority, Orlando Health Obligated Group, Series A, 5.25%, 10/1/56	11,290,561
5,860,000	State of Florida Department of Transportation Turnpike System Revenue, Series B, 4.00%, 7/1/54	5,245,696
16,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series C, 3.00%, 7/1/51	12,696,640
	Total Florida	$54,407,478

	Georgia — 0.6%
2,000,000	Main Street Natural Gas, Inc., Series A, 4.00%, 5/15/39	$ 1,919,540
1,500,000	Savannah Georgia Convention Center Authority, Series A, 5.25%, 6/1/61	1,492,890
	Total Georgia	$3,412,430

Victory Pioneer AMT-Free Municipal Fund | 9/30/252

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Idaho — 0.5%
2,725,000	Idaho Housing & Finance Association, The College Of Idaho Project, 5.375%, 11/1/38 (144A)	$ 2,819,939
	Total Idaho	$2,819,939

	Illinois — 3.4%
2,000,000	Chicago O'Hare International Airport, Senior Lien, Series B, 5.50%, 1/1/59	$ 2,109,220
10,350,000(c)	City of Chicago, Series A, 5.50%, 1/1/49	10,082,660
5,000,000	Illinois Finance Authority, Grenshaw Parking Properties LLC– University Of Illinois Chicago Parking Structure Project, Series A, 5.25%, 10/1/54	5,160,050
3,000,000	Illinois Housing Development Authority, Series H-1, 4.50%, 7/1/62 (FHA 542(C) Insured)	2,773,170
715,000(e)	Metropolitan Pier & Exposition Authority, Mccormick Place Convention, 7.00%, 7/1/26	733,547
	Total Illinois	$20,858,647

	Indiana — 2.3%
2,000,000	Indiana Finance Authority, Marquette Project, Series A, 5.375%, 3/1/55	$ 2,005,220
1,300,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/54	1,271,400
1,600,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.00%, 7/1/59	1,561,296
1,500,000	Indiana Finance Authority, SFP-PUFW I LLC - Student Housing Project, Series A, 5.25%, 7/1/64	1,492,575
7,500,000	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series B-1, 5.25%, 1/1/55	7,888,650
	Total Indiana	$14,219,141

	Iowa — 1.0%
6,500,000	Iowa Finance Authority, Lifespace Communities Inc., Series A, 5.125%, 5/15/59	$ 6,074,770
	Total Iowa	$6,074,770

	Maine — 0.4%
1,250,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.125%, 7/1/52 (AG ST AID WITHHLDG Insured)	$ 1,282,050
1,000,000	Maine Health & Higher Educational Facilities Authority, Series C, 5.50%, 7/1/47 (AG ST AID WITHHLDG Insured)	1,060,760
	Total Maine	$2,342,810

3Victory Pioneer AMT-Free Municipal Fund | 9/30/25

Principal Amount USD ($)		Value
	Massachusetts — 6.6%
3,000,000(c)	Commonwealth of Massachusetts, Series A, 5.00%, 5/1/48	$ 3,130,350
4,530,000	Massachusetts Development Finance Agency, Boston Medical Center, 5.25%, 7/1/52	4,510,295
2,500,000	Massachusetts Development Finance Agency, Brown University Health Obligated Group, Series A, 5.50%, 8/15/50	2,589,225
13,020,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.00%, 7/15/40	15,022,736
3,500,000	Massachusetts Development Finance Agency, Lasell Village, 5.25%, 7/1/55	3,520,510
2,500,000	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A, 5.50%, 7/1/44	2,358,200
6,600,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	7,562,676
3,000,000(c)	Town of Swampscott, 3.00%, 3/1/52	2,240,040
	Total Massachusetts	$40,934,032

	Missouri — 0.6%
4,000,000	Health & Educational Facilities Authority of the State of Missouri, Mercy Health, Series AG, 4.00%, 11/15/45 (AG-CR Insured)	$ 3,659,320
	Total Missouri	$3,659,320

	Nebraska — 1.8%
14,750,000	University of Nebraska Facilities Corp., Green Bond, Series B, 3.00%, 7/15/54	$ 10,871,340
	Total Nebraska	$10,871,340

	New Hampshire — 0.9%
5,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	$ 5,374,300
	Total New Hampshire	$5,374,300

	New Jersey — 1.2%
3,000,000(b)	New Jersey Educational Facilities Authority, Princeton University, Series A, 5.00%, 7/1/64	$ 3,469,890
2,500,000	New Jersey Housing & Mortgage Finance Agency, Series K, 4.70%, 10/1/50	2,524,950
Victory Pioneer AMT-Free Municipal Fund | 9/30/254

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Jersey — (continued)
1,000,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 4.50%, 7/1/40	$ 1,003,620
500,000	Passaic County Improvement Authority, Paterson Charter School For Science And Technology, Inc. Project, 5.00%, 7/1/44	504,775
	Total New Jersey	$7,503,235

	New Mexico — 0.3%
2,000,000	New Mexico Mortgage Finance Authority, Series C, 5.10%, 9/1/55 (GNMA/FNMA/FHLMC Insured)	$ 2,039,600
	Total New Mexico	$2,039,600

	New York — 8.6%
1,200,000	Albany Capital Resource Corp., KIPP Capital Region Public Charter Schools Project, 4.75%, 6/1/54	$ 1,097,892
5,000,000(c)	City of New York, Series F-1, 3.00%, 3/1/51 (BAM-TCRS Insured)	3,596,150
5,000,000	Metropolitan Transportation Authority, Climate Bond Certified, Series A, 4.00%, 11/15/48 (BAM Insured)	4,520,900
5,000,000	New York City Housing Development Corp., 3.05%, 5/1/50	3,665,300
5,000,000	New York City Transitional Finance Authority, Series E, 5.50%, 11/1/49	5,419,000
40,000,000(d)	New York Counties Tobacco Trust, Series F, 6/1/60	2,247,200
7,500,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	5,339,775
7,500,000	New York Liberty Development Corp., 4 World Trade Center Project, Series AG, 3.00%, 11/15/51 (AG-CR Insured)	5,398,200
3,135,000	New York State Dormitory Authority, 3.00%, 2/1/50 (FHA 241 Insured)	2,288,613
11,400,000	New York State Dormitory Authority, Series A, 3.00%, 7/1/48	8,315,616
5,000(f)	New York State Dormitory Authority, Series A, 5.25%, 3/15/52	5,915
1,000,000	New York State Dormitory Authority, Series A, 5.50%, 5/1/56	1,016,990
4,290,000	New York State Dormitory Authority, Columbia University, Series A, 5.00%, 10/1/50	4,765,031
1,000,000	New York State Dormitory Authority, Montefiore Obligated Group, 5.50%, 11/1/47	1,062,690
5Victory Pioneer AMT-Free Municipal Fund | 9/30/25

Principal Amount USD ($)		Value
	New York — (continued)
500,000	New York State Dormitory Authority, White Plains Hospital Obligated Group, 5.25%, 10/1/49	$ 505,510
4,000,000	Suffolk Regional Off-Track Betting Corp., 6.00%, 12/1/53	4,046,840
	Total New York	$53,291,622

	North Carolina — 1.7%
5,920,000	County of Union, Enterprise System Revenue, 3.00%, 6/1/51	$ 4,329,711
3,540,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/54	3,519,503
2,500,000	North Carolina Medical Care Commission, Twin Lakes Community, Series A, 5.25%, 1/1/55	2,521,775
	Total North Carolina	$10,370,989

	Ohio — 4.1%
3,595,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 3,043,635
9,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	7,725,780
16,780,000	State of Ohio, Series A, 4.00%, 1/15/50 (BAM-TCRS Insured)	14,516,546
	Total Ohio	$25,285,961

	Oregon — 0.5%
4,120,000	Medford Hospital Facilities Authority, Series A, 3.00%, 8/15/50 (AG Insured)	$ 3,110,559
	Total Oregon	$3,110,559

	Pennsylvania — 6.4%
3,500,000	Allentown Commercial and Industrial Development Authority, Executive Education Academy Charter School Project, 5.00%, 7/1/59 (144A)	$ 3,237,535
3,725,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	3,592,166
900,000	Lancaster Municipal Authority, Garden Spot Village Project, Series A, 5.00%, 5/1/49	850,554
400,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/54	383,304
530,000	Lancaster Municipal Authority, Garden Spot Village Project, Series B, 5.00%, 5/1/59	504,279
10,000,000	Montgomery County Higher Education and Health Authority, Series B, 4.00%, 5/1/56 (BAM-TCRS Insured)	8,534,100
Victory Pioneer AMT-Free Municipal Fund | 9/30/256

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
10,000,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series AG, 3.25%, 5/1/55 (AG-CR Insured)	$ 7,099,500
3,000,000	Montgomery County Industrial Development Authority, The Haverford School Project, 4.00%, 3/1/49	2,561,610
1,250,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,228,613
2,500,000	Pennsylvania Housing Finance Agency, Series 149A, 5.20%, 4/1/53	2,541,400
10,000,000	Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/51	8,910,000
	Total Pennsylvania	$39,443,061

	Puerto Rico — 4.0%
4,563,146(b)	Commonwealth of Puerto Rico, 11/1/43	$ 2,988,861
5,000,000(b)	Commonwealth of Puerto Rico, 11/1/51	1,337,500
1,994,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 4.75%, 7/1/53	1,873,941
19,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1, 5.00%, 7/1/58	18,316,760
	Total Puerto Rico	$24,517,062

	Rhode Island — 1.5%
7,050,000(b)	Tender Option Bond Trust Receipts/Certificates, RIB, Series 2019, 2.92%, 9/1/47 (144A)	$ 5,143,116
20,000,000(d)	Tobacco Settlement Financing Corp., Asset-Backed, Series B, 6/1/52	3,906,000
	Total Rhode Island	$9,049,116

	Tennessee — 0.5%
1,250,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 5.75%, 12/1/50	$ 1,385,213
1,750,000	Hamilton County & Chattanooga Sports Authority, Tennessee Public Facility Revenue Bonds (Stadium Project), Series A, 6.00%, 12/1/55	1,974,787
	Total Tennessee	$3,360,000

	Texas — 8.8%
8,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	$ 8,812,160
5,000,000	Central Texas Regional Mobility Authority, Series D, 3.00%, 1/1/46 (BAM-TCRS Insured)	3,846,150
7Victory Pioneer AMT-Free Municipal Fund | 9/30/25

Principal Amount USD ($)		Value
	Texas — (continued)
2,250,000	Clifton Higher Education Finance Corp., Inspire Academies, 4.50%, 8/15/54 (PSF-GTD Insured)	$ 2,135,295
3,250,000	Clifton Higher Education Finance Corp., International Leadership Of Texas, Inc., Series A, 5.25%, 2/15/49 (PSF-GTD Insured)	3,417,212
2,000,000(c)	Conroe Independent School District, Montgomery County, 4.00%, 2/15/50 (PSF-GTD Insured)	1,868,720
2,000,000(c)	County of Bexar, 3.00%, 6/15/41	1,680,940
5,000,000	EP Essential Housing WF PFC, Home Essential Function Housing Program, 4.25%, 12/1/34	5,077,450
7,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	6,897,750
10,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	7,156,800
2,625,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.00%, 5/15/47	2,677,894
3,090,000	Lower Colorado River Authority, LCRA Transmission Services Corporation Project, 5.50%, 5/15/48 (AG Insured)	3,282,105
8,000,000	Tarrant County Cultural Education Facilities Finance Corp., Cook Children'S Medical Center, 3.00%, 12/1/50	5,825,360
1,500,000	Texas Water Development Board, 4.80%, 10/15/52	1,518,750
	Total Texas	$54,196,586

	Utah — 3.3%
4,200,000	City of Salt Lake City Airport Revenue, Series B, 5.50%, 7/1/55	$ 4,534,782
4,000,000	Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, Series A, 5.50%, 6/1/55 (AG Insured)	4,278,560
1,500,000(c)	MIDA Cormont Public Infrastructure District, Series A-1, 6.25%, 6/1/55 (144A)	1,569,960
13,110,000	Utah State University, Series B, 3.00%, 12/1/49 (BAM-TCRS Insured)	10,043,833
	Total Utah	$20,427,135

	Virginia — 4.9%
8,470,000	Loudoun County Economic Development Authority, Howard Hughes Medical Institute Issue, 4.00%, 10/1/52	$ 7,789,774
15,490,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	13,258,821
Victory Pioneer AMT-Free Municipal Fund | 9/30/258

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
8,000,000	Virginia College Building Authority, Public Higher Education Financing Program, Series C, 3.00%, 9/1/51 (ST INTERCEPT Insured)	$ 5,867,040
3,500,000	Virginia Small Business Financing Authority, Lifespire Of Virginia, Series A, 5.50%, 12/1/54	3,534,370
	Total Virginia	$30,450,005

	Washington — 1.6%
2,000,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/55 (144A), (BAM Insured)	$ 2,028,240
6,500,000	Washington State Housing Finance Commission, Blakeley And Laurel Villages Portfolio, Series A, 5.25%, 7/1/64 (144A), (BAM Insured)	6,519,175
1,000,000	Washington State Housing Finance Commission, Radford Court And Nordhem Court Portfolio, 5.50%, 7/1/59	1,035,500
	Total Washington	$9,582,915

	Wisconsin — 0.7%
4,240,000	Public Finance Authority, Kahala Nui Project, 5.25%, 11/15/61	$ 4,256,833
	Total Wisconsin	$4,256,833

	Total Municipal Bonds (Cost $604,623,374)	$594,620,929

	U.S. Government and Agency Obligations — 0.3% of Net Assets
2,000,000(d)	U.S. Treasury Bills, 10/14/25	$ 1,997,082
	Total U.S. Government and Agency Obligations (Cost $1,997,111)	$1,997,082

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.8% (Cost $606,620,485)	$596,618,011
	OTHER ASSETS AND LIABILITIES — 3.2%	$19,539,067
	net assets — 100.0%	$616,157,078

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
NATL	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed.
9Victory Pioneer AMT-Free Municipal Fund | 9/30/25

RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at September 30, 2025.
ST AID WITHHLDG	State Aid Withholding.
ST INTERCEPT	State Aid Intercept.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2025, the value of these securities amounted to $24,910,131, or 4.0% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2025.
(c)	Represents a General Obligation Bond.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(e)	Escrow to maturity.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Health Revenue	24.9%
Education Revenue	19.8
Development Revenue	11.7
Tobacco Revenue	8.7
Transportation Revenue	7.4
Other Revenue	6.9
Water Revenue	4.8
Power Revenue	4.7
General Revenue	2.3
Utilities Revenue	0.5
91.7%
General Obligation Bonds:	8.3%
100.0%
Victory Pioneer AMT-Free Municipal Fund | 9/30/2510

Schedule of Investments  |  9/30/25
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$594,620,929	$—	$594,620,929
U.S. Government and Agency Obligations	—	1,997,082	—	1,997,082
Total Investments in Securities	$—	$596,618,011	$—	$596,618,011
During the period ended September 30, 2025, there were no transfers in or out of Level 3.
11Victory Pioneer AMT-Free Municipal Fund | 9/30/25